INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Fees paid for borrowings	$ 8	$ 19
Overdrawn amount	$ 3	$ 13